Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Summary of trade and other receivables	Trade and other receivables
Trade and other receivables can be broken down as per the table below.

(in €‘000)	December 31, 2024	December 31, 2023
Trade receivables – gross	37,417	47,228
Loss allowance	(1,121)	—
Trade receivables – net	36,296	47,228
VAT receivables	9,631	6,166
Other receivables	1,453	2,285
Receivables from related parties	13	9
Government grants receivables	—	355
Total	47,393	56,043

Schedule of movements in loss allowance
The movements in the loss allowance for the years ended December 31, 2024 and 2023 have been as follows:

	Trade receivables
(in €‘000)	2024	2023
Opening balance loss allowance at the beginning of the year	—	—
Additions to loss allowance	1,135	—
Receivables written off during the year as uncollectible	(14)	—
Unused amount reversed during the year	—	—
Closing balance loss allowance at the end of the year	1,121	—